As filed with the Securities and Exchange Commission on November 15, 2019

File Nos. 333-123998

811-21749

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 36

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

Amendment No. 38

CRM Mutual Fund Trust

(Exact Name of Registrant as Specified in Charter)

c/o Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, 20th floor

New York, NY 10022

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 212-326-5334

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Lea Anne Copenhefer, Esq.

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

☒          Immediately upon filing pursuant to paragraph (b)

☐            On [            ] pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph a(1)

☐            On [            ] pursuant to paragraph a(1)

☐            75 days after filing pursuant to paragraph a(2)

☐            On [date] pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 36 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on November 15, 2019.

CRM MUTUAL FUND TRUST

By:	/s/Ronald H.McGlynn
Ronald H. McGlynn
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated below on November 15, 2019.

SIGNATURE	TITLE

/s/Ronald H. McGlynn	President and Trustee
Ronald H. McGlynn

* /s/ F. Gregory Ahern	Trustee
F. Gregory Ahern

**/s/Michelle Kaufmann	Treasurer and Principal Financial Officer
Michelle Kaufmann

* /s/ Rodney P. Wood	Trustee
Rodney P. Wood

* By:	/s/ Ronald H. McGlynn
Ronald H. McGlynn, Attorney-in-Fact

** By:	/s/ Steven A. Yadegari
Steven A. Yadegari, Attorney-in-Fact

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase

EX-101.SCH	XBRL Taxonomy Extension Schema Document